Significant Accounting Policies and Accounting Developments (Details)	3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 11, 2010 VEF	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 North Africa [Member] USD ($)	Mar. 31, 2010 Venezuela [Member] USD ($)	Dec. 31, 2011 Venezuela [Member]
Foreign Currency [Abstract]
Percentage of subsidiaries sales and total assets to consolidated sales and assets											1.00%
Unfavorable impact on operating income	$ 0	$ 0							$ 11,200,000
Previous exchange rate						2.15
Current exchange rate for non essential items						4.30
Current exchange rate for essential items						2.60
Recognized loss due to currency devaluation										7,600,000
Transactional currency gains (losses)			3,700,000	(26,500,000)	(7,800,000)
Cost-method Investments, Realized Gain (Loss), Alternative [Abstract]
Gain on sale of investment in joint venture				3,100,000
Share-based Compensation [Abstract]
Restricted shares grant period			4 years
Revenue Recognition [Abstract]
Period of delivery of products and services			one to two-year period
Percentage of completion revenue			9.00%	9.00%	9.00%
General extension periof for service and repair contracts			5 years
Maximum percentage of revenue on fixed fee services			1.00%	1.00%	1.00%
Warranty obligations sales trend period			24 months
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life							3 years	40 years
Research and Development [Abstract]
Research and development costs			$ 35,000,000	$ 29,500,000	$ 29,400,000